Litigation, regulatory and similar matters (Tables)	3 Months Ended
Jun. 30, 2019
Notes Litigation Regulatory And Similar Matters [Line Items]
Disclosure of provisions for litigation, regulatory and similar matters [text block]
Provisions for litigation, regulatory and similar matters by business division and in Corporate Center[1]
USD million	Global WealthManage-ment	Personal & Corporate Banking	AssetManage-ment	Investment Bank	Corporate Center	UBS
Balance as of 31 December 2018	1,003	117	0	269	1,438	2,827
Balance as of 31 March 2019	943	114	0	201	1,419	2,677
Increase in provisions recognized in the income statement	39	0	0	0	0	40
Release of provisions recognized in the income statement	(19)	0	0	(1)	(15)	(35)
Provisions used in conformity with designated purpose	(113)	(1)	0	0	(70)	(184)
Foreign currency translation / unwind of discount	7	2	0	2	0	11
Balance as of 30 June 2019	858	114	0	202	1,334	2,509
1 Provisions, if any, for the matters described in this disclosure are recorded in Global Wealth Management (item 3 and item 4) and Corporate Center (item 2). Provisions, if any, for the matters described in items 1 and 6 of this disclosure are allocated between Global Wealth Management and Personal & Corporate Banking, and provisions, if any, for the matters described in this disclosure in item 5 are allocated between the Investment Bank and Corporate Center.